Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2023	2024
Accrued expenses	$587	$806
Others	1,402	430
	$1,989	$1,236